ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization

GreenVector Holdings Limited (the “Company”) is a limited liability company under the laws of the Cayman Islands on June 16, 2025. It is a holding company with no business operation.

The Company owns 100% equity interest of (i) GreenVector Company Limited, a limited liability company established in British Virgin Islands on June 23, 2025; (ii) Laputa Eco-Construction Material Company Limited (“Laputa”), a limited liability company established in Hong Kong on July 13, 2005.

The Company and its subsidiaries (collectively, the “Group”) are primarily engaged in manufacturing and sale of environmentally-friendly construction bricks in Hong Kong.

Reorganization

To facilitate the growth of our business, and in order to facilitate international capital investment in us, we started a reorganization in June 2025 and completed in September 2025 (the “Reorganization”). The Reorganization involved the incorporation of two new holding companies in the Cayman Island and the British Virgin Islands respectively, in exchange for the original shareholders’ equity interest in Laputa.

On June 16, 2025, we incorporated GreenVector Holdings Limited, a holding company incorporated in the Cayman Islands. Upon incorporation, the Company issued one ordinary share with a par value of US$0.0001 to Conyers Corporate Services (Cayman) Limited, 999 ordinary shares to Dixon Chun Wan Chan (“Dixon Chan”), and 1,000 ordinary shares to Terence Chee-Ho Wong (“Terence Wong”). On the same date, Conyers Corporate Services (Cayman) Limited transferred its one ordinary share to Dixon Chun Wan Chan.

Subsequently, on June 23, 2025, we incorporated GreenVector Company Limited was incorporated in the British Virgin Islands as a wholly owned subsidiary of GreenVector Holdings Limited, forming a direct holding structure such that GreenVector Holdings Limited directly holds 100% of the ordinary shares of GreenVector Company Limited.

On July 2, 2025, the shareholders of the Company approved a reclassification and re-designation of the Company’s share capital. Under this resolution, 450,000,000 authorized shares with a par value of US$0.0001 each were designated as Class A Ordinary Shares, and 50,000,000 authorized shares with a par value of US$0.0001 each were designated as Class B Ordinary Shares. Following this reclassification, the Company’s authorized share capital became US$50,000, divided into 500,000,000 shares with a par value of US$0.0001 each, comprising 450,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares. As a result, the original 1,000 ordinary shares held by Dixon Chan and the original 1,000 ordinary shares held by Terence Wong in GreenVector Holdings Limited were redesignated to Class B Ordinary Shares, with a par value of US$0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights and restrictions on transfer of shares. Holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of our Company, and holders of Class B Ordinary Shares are entitled to twenty (20) votes per share on all matters subject to the vote at general meetings of our Company. Holders of our Class A Ordinary Shares and Class B Ordinary Shares vote together as a single class on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at the option of the holder of Class B Ordinary Shares at any time.

On September 5, 2025, the board of directors of the Company approved the issuance and allotment of 10,000,000 Class A Ordinary Shares to the ultimate beneficial owners of TioStone Holdings Limited in proportion to their historical indirect equity interests in Laputa immediately prior to the Reorganization, in exchange for their interests in Laputa. On the same date, the Company issued in aggregate of 998,000 Class B Ordinary Shares, with 499,000 Class B Ordinary Shares issued to Dixon Chan and 499,000 Class B Ordinary Shares issued to Terence Wong. Following the redesignation, Dixon Chan and Terence Wong each hold 500,000 Class B Ordinary Shares of the Company, with a par value of US$0.0001 per share.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND PRINCIPAL ACTIVITIES (Cont.)

Upon completion of the Reorganization, the ultimate beneficial shareholders remain the same before and after the Reorganization with reallocation of equity interest. Reorganization was accounted for as a recapitalization. The Company became the ultimate holding company of the Group, holding 100% of the equity interest in GreenVector Company Limited, which holds 100% of the equity interests in Laputa, the operating subsidiary. The consolidation of GreenVector Holdings Limited and its subsidiaries will be accounted for at historical cost and will be prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intercompany transactions. Up to date of these consolidated financial statements being available to be issued, the Reorganization has been completed and consolidated financial statements of the Company has been retroactively restated to reflect the effect after Reorganization.

The accompanying consolidated financial statements reflect the activities of the Company, and each of the following entities:

Name of company	Place of Incorporation / operations	Proportion of voting power held by the Company	Principal activities
GreenVector Holdings Limited	Cayman Islands	Group Holding Company	Investment holding
GreenVector Company Limited	British Virgin Islands	100%	Investment holding
Laputa Eco-Construction Material Company Limited (“Laputa”)	Hong Kong	100%	Manufacturing and sale of environmentally-friendly construction bricks in Hong Kong